Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		6 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2009 Successor [Member]	Dec. 31, 2010 Successor [Member]	Aug. 24, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Revenue	$ 112,904	$ 70,616	$ 310,431	$ 143,333	$ 43,837	$ 220,598	$ 87,646	$ 166,855
Cost of revenue (excludes depreciation and amortization)	38,044	27,813	111,229	56,507	18,669	85,326	38,291	66,095
Gross margin	74,860	42,803	199,202	86,826	25,168	135,272	49,355	100,760
Operating expenses:
Sales	3,660	2,301	9,701	6,255	2,555	8,624	10,106	9,097
Marketing	23,966	7,897	59,617	13,783	3,629	23,672	6,848	13,197
Product development	3,608	2,761	10,565	6,280	2,546	8,722	5,284	7,135
General and administrative	10,106	6,544	25,317	15,671	5,905	22,991	23,097	26,662
Legal settlements		141		141		1,646
Acquisition, offering and related expenses and related party fees	1,163	13,099	40,857	16,139	4,936	17,390	34,562
Restructuring charges		2,698	238	3,358		3,288
Impairment charges								2,433
Depreciation and amortization	10,899	11,190	32,566	25,574	9,789	35,226	8,294	9,134
Total operating expenses	53,402	46,631	178,861	87,201	29,360	121,559	88,191	67,658
Income (loss) from operations	21,458	(3,828)	20,341	(375)	(4,192)	13,713	(38,836)	33,102
Interest (expense) income, net	(6,519)	(10,392)	(25,439)	(28,242)	(12,093)	(38,455)	30	1,562
Loss on redemption of senior secured notes			(16,629)
Other						(306)
Other (expenses) income, net					(12,093)	(38,761)	30	1,562
(Loss) income before income taxes	14,939	(14,220)	(21,727)	(28,617)	(16,285)	(25,048)	(38,806)	34,664
Income tax expense (benefit)	7,807	(6,478)	5,740	(11,974)	(6,509)	(3,651)	(4,222)	15,043
Net (loss) income	$ 7,132	$ (7,742)	$ (27,467)	$ (16,643)	$ (9,776)	$ (21,397)	$ (34,584)	$ 19,621
Basic and diluted net (loss) income per share:
Basic	$ 0.07	$ (0.09)	$ (0.30)	$ (0.25)	$ (0.22)	$ (0.30)	$ (1.83)	$ 1.04
Diluted	$ 0.07	$ (0.09)	$ (0.30)	$ (0.25)	$ (0.22)	$ (0.30)	$ (1.83)	$ 1.01
Weighted average common shares outstanding:
Basic	99,879,865	82,839,063	92,233,345	66,239,400	43,692,073	71,494,223	18,862,259	18,848,125
Diluted	100,427,391	82,839,063	92,233,345	66,239,400	43,692,073	71,494,223	18,862,259	19,498,209